Description of Business, Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Feb. 28, 2017
Accounting Policies [Abstract]
Principles of consolidation
Principles of consolidation:
Our consolidated financial statements include our accounts and our majority-owned and controlled domestic and foreign subsidiaries, as well as a certain variable interest entity (“VIE”) for which we are the primary beneficiary (see Note 2). All intercompany accounts and transactions are eliminated in consolidation.

Equity method investments
Equity method investments:
If we are not required to consolidate our investment in another entity, we use the equity method when we (i)  can exercise significant influence over the other entity and (ii)  hold common stock and/or in-substance common stock of the other entity. Under the equity method, investments are carried at cost, plus or minus our equity in the increases and decreases in the investee’s net assets after the date of acquisition. Dividends received from the investee reduce the carrying amount of the investment.

Management's use of estimates
Management’s use of estimates:
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition
Revenue recognition:
We record revenue (referred to in our financial statements as “sales”) when persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable, and collectability is reasonably assured. Delivery is not considered to have occurred until risk of loss passes to the customer according to the terms of the contract between us and our customer. Risk of loss is usually transferred upon shipment to or receipt at our customers’ locations, as determined by the specific sales terms of the transactions. Our sales terms do not allow for a right of return except for matters related to any manufacturing defects on our part. Amounts billed to customers for shipping and handling are included in sales. Sales reflect reductions attributable to consideration given to customers in various customer incentive programs, including pricing discounts on single transactions, volume discounts, promotional and advertising allowances, coupons and rebates.

Excise taxes remitted to governmental tax authorities are shown on a separate line item as a reduction of sales. Excise taxes are recognized in our results of operations when the related sale is recorded.

Revenue recognition –
In May 2014, the FASB issued guidance regarding the recognition of revenue from contracts with customers. Under this guidance, an entity will recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. A five step process will be utilized to recognize revenue, as follows:  (i)  identify the contract with a customer, (ii)  identify the performance obligations in the contract, (iii)  determine the transaction price, (iv)  allocate the transaction price to the performance obligations in the contract and (v)  recognize revenue when (or as) the entity satisfies a performance obligation. Additionally, this guidance requires improved disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. We are required to adopt this guidance for our annual and interim periods beginning March 1, 2018, utilizing one of two methods:  retrospective restatement for each reporting period presented at time of adoption, or a modified retrospective approach with the cumulative effect of initially applying this guidance recognized at the date of initial application.

We intend to implement this guidance under the retrospective approach. Based on our preliminary review, we expect that the broad definition of variable consideration under this guidance will require us to estimate and record certain variable payments resulting from various sales incentives earlier than we currently record them. We do not expect this change to have a material impact on our consolidated financial statements. We are currently preparing to implement changes to our accounting policies, systems and controls to support the new revenue recognition and disclosure requirements.

Cost of product sold
Cost of product sold:
The types of costs included in cost of product sold are raw materials, packaging materials, manufacturing costs, plant administrative support and overheads, and freight and warehouse costs (including distribution network costs). Distribution network costs include inbound freight charges and outbound shipping and handling costs, purchasing and receiving costs, inspection costs, warehousing and internal transfer costs.

Selling, general and administrative expenses
Selling, general and administrative expenses:
The types of costs included in selling, general and administrative expenses consist predominately of advertising and non-manufacturing administrative and overhead costs. Distribution network costs are included in cost of product sold.

Advertising expenses	We expense advertising costs as incurred, shown or distributed.
Foreign currency translation
Foreign currency translation:
The functional currency of our foreign subsidiaries is generally the respective local currency. The translation from the applicable foreign currencies to U.S. dollars is performed for balance sheet accounts using exchange rates in effect at the balance sheet date and for revenue and expense accounts using a weighted average exchange rate for the period. The resulting translation adjustments are recorded as a component of Accumulated Other Comprehensive Income (“AOCI”). Gains or losses resulting from foreign currency denominated transactions are included in selling, general and administrative expenses.

Cash and cash equivalents	Cash and cash equivalents: Cash equivalents consist of highly liquid investments with an original maturity when purchased of three months or less and are stated at cost, which approximates fair value.
Fair value of financial instruments
Fair value of financial instruments:
We calculate the estimated fair value of financial instruments using quoted market prices whenever available. When quoted market prices are not available, we use standard pricing models for various types of financial instruments (such as forwards, options and swaps) which take into account the present value of estimated future cash flows (see Note 7).

Derivative instruments
Derivative instruments:
We enter into derivative instruments to manage our exposure to fluctuations in foreign currency exchange rates, commodity prices and interest rates. We enter into derivatives for risk management purposes only, including derivatives designated in hedge accounting relationships as well as those derivatives utilized as economic hedges. We do not enter into derivatives for trading or speculative purposes. We recognize all derivatives as either assets or liabilities and measure those instruments at estimated fair value (see Note 6, Note 7). We present our derivative positions gross on our balance sheets.

Changes in fair values (to the extent of hedge effectiveness) of outstanding cash flow hedges are deferred in stockholders’ equity as a component of AOCI. These deferred gains or losses are recognized in our results of operations in the same period in which the hedged items are recognized and on the same financial statement line item as the hedged items. Any ineffectiveness associated with these derivative instruments is recognized immediately in our results of operations.

Changes in fair values for derivative instruments not designated in a hedge accounting relationship are recognized directly in our results of operations each period and on the same financial statement line item as the hedged item. For purposes of measuring segment operating performance, the net gain (loss) from the changes in fair value of our undesignated commodity derivative contracts, prior to settlement, is reported outside of segment operating results until such time that the underlying exposure is recognized in the segment operating results. Upon settlement, the net gain (loss) from the changes in fair value of the undesignated commodity derivative contracts is reported in the appropriate operating segment, allowing our operating segment results to reflect the economic effects of the commodity derivative contracts without the resulting unrealized mark to fair value volatility.

Cash flows from the settlement of derivatives, including both economic hedges and those designated in hedge accounting relationships, appear on our statements of cash flows in the same categories as the cash flows of the hedged items.

Inventories
Inventories:
Inventories are stated at the lower of cost (primarily computed in accordance with the first-in, first-out method) or net realizable value. Elements of cost include materials, labor and overhead.

Bulk wine inventories are included as in-process inventories within current assets, in accordance with the general practices of the wine industry, although a portion of such inventories may be aged for periods greater than one year. A substantial portion of barreled whiskey and brandy will not be sold within one year because of the duration of the aging process. All barreled whiskey and brandy are classified as in-process inventories and are included in current assets, in accordance with industry practice. Warehousing, insurance, ad valorem taxes and other carrying charges applicable to barreled whiskey and brandy held for aging are included in inventory costs.

We assess the valuation of our inventories and reduce the carrying value of those inventories that are obsolete or in excess of our forecasted usage to their estimated net realizable value based on analyses and assumptions including, but not limited to, historical usage, future demand and market requirements.

Property, plant and equipment
Property, plant and equipment:
Property, plant and equipment is stated at cost. Major additions and improvements are recorded as an increase to the property accounts, while maintenance and repairs are expensed as incurred. The cost of properties sold or otherwise disposed of and the related accumulated depreciation are eliminated from the balance sheet accounts at the time of disposal and resulting gains and losses are included as a component of operating income.

Depreciation
Depreciation:
Depreciation is computed primarily using the straight-line method over the following estimated useful lives:

Years
Land improvements	15 to 32
Vineyards	16 to 26
Buildings and improvements	10 to 50
Machinery and equipment	3 to 35
Motor vehicles	3 to 7

Goodwill and other intangible assets
Goodwill and other intangible assets:
Goodwill is allocated to the reporting unit in which the business that created the goodwill resides. A reporting unit is an operating segment, or a business unit one level below that operating segment, for which discrete financial information is prepared and regularly reviewed by segment management. We review our goodwill and indefinite lived intangible assets annually for impairment, or sooner, if events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. We use January 1 as our annual impairment test measurement date. Indefinite lived intangible assets consist principally of trademarks. Intangible assets determined to have a finite life, primarily customer relationships, are amortized over their estimated useful lives and are subject to review for impairment in accordance with authoritative guidance for long-lived assets. Note 9 provides a summary of intangible assets segregated between amortizable and nonamortizable amounts.

Indemnification liabilities
Indemnification liabilities:
We have indemnified respective parties against certain liabilities that may arise in connection with certain acquisitions and divestitures. Indemnification liabilities are recognized when probable and estimable and included in other liabilities (see Note 13).

Income taxes
Income taxes:
We use the asset and liability method of accounting for income taxes. This method accounts for deferred income taxes by applying statutory rates in effect at the balance sheet date to the difference between the financial reporting and tax bases of assets and liabilities. We provide for taxes that may be payable if undistributed earnings of foreign subsidiaries were to be remitted to the U.S., except for those earnings that we consider to be indefinitely reinvested. Interest and penalties are recognized as a component of provision for income taxes.

Net income per common share attributable to CBI
Net income per common share attributable to CBI:
We have two classes of common stock with a material number of shares outstanding:  Class A Common Stock and Class B Convertible Common Stock (see Note 14). In addition, we have another class of common stock with an immaterial number of shares outstanding:  Class 1 Common Stock (See Note 14). If we pay a cash dividend on Class B Convertible Common Stock, each share of Class A Common Stock will receive an amount at least ten percent greater than the amount of the cash dividend per share paid on Class B Convertible Common Stock. Class B Convertible Common Stock shares are convertible into shares of Class A Common Stock on a one-to-one basis at any time at the option of the holder.

We use the two-class method for the computation and presentation of net income per common share attributable to CBI (hereafter referred to as “net income per common share”) (see Note 16). The two-class method is an earnings allocation formula that calculates basic and diluted net income per common share for each class of common stock separately based on dividends declared and participation rights in undistributed earnings as if all such earnings had been distributed during the period. Under the two-class method, Class A Common Stock is assumed to receive a ten percent greater participation in undistributed earnings than Class B Convertible Common Stock, in accordance with the respective minimum dividend rights of each class of stock.

Net income per common share – basic excludes the effect of common stock equivalents and is computed using the two-class method. Net income per common share – diluted for Class A Common Stock reflects the potential dilution that could result if securities or other contracts to issue common stock were exercised or converted into common stock. Net income per common share – diluted for Class A Common Stock is computed using the more dilutive of the if-converted or two-class method. Net income per common share – diluted for Class A Common Stock is computed using the if-converted method and assumes the exercise of stock options using the treasury stock method and the conversion of Class B Convertible Common Stock as this method is more dilutive than the two-class method. Net income per common share – diluted for Class B Convertible Common Stock is computed using the two-class method and does not assume conversion of Class B Convertible Common Stock into shares of Class A Common Stock.

Stock-based employee compensation
Stock-based employee compensation:
We have two stock-based employee compensation plans (see Note 15). We apply a grant date fair-value-based measurement method in accounting for our stock-based payment arrangements and record all costs resulting from stock-based payment transactions ratably over the requisite service period. Stock-based awards are subject to specific vesting conditions, generally time vesting, or upon retirement, disability or death of the employee (as defined by the plan), if earlier. For awards granted to retirement-eligible employees, we recognize compensation expense ratably over the period from the date of grant to the date of retirement-eligibility.
Stock compensation –
In March 2016, the FASB issued guidance which amends, among other items, the accounting for income taxes related to share-based compensation and the related classification in the statement of cash flows. This guidance requires the recognition of excess tax benefits and deficiencies (resulting from an increase or decrease in the fair value of an award from grant date to the vesting or settlement date) in the provision for income taxes as a discrete item in the quarterly period in which they occur. Through February 28, 2017, these amounts were recognized in additional paid-in capital at the time of vesting or settlement. In addition, these amounts will be classified as an operating activity in the statement of cash flows instead of as a financing activity where they are currently recorded. This guidance will also impact our calculation of diluted earnings per share under the treasury stock method, as excess tax benefits and deficiencies resulting from share-based compensation are no longer included in the assumed proceeds calculation.

For the years ended February 28, 2017, February 29, 2016, and February 28, 2015, we recognized excess tax benefits of $131.4 million, $203.4 million and $78.0 million, respectively, in additional paid-in capital. These amounts may not necessarily be indicative of future amounts that may be recognized subsequent to the adoption of the amended standard, as any excess tax benefits recognized will be dependent upon future stock prices, employee exercise behavior and applicable tax rates. We adopted this guidance on March 1, 2017, on a prospective basis.

Leases
Leases –
In February 2016, the FASB issued guidance for the accounting for leases. Under this guidance, a lessee will recognize assets and liabilities for most leases, but will recognize expense similar to current lease accounting guidance. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and lease liabilities. We are required to adopt this guidance for our annual and interim periods beginning March 1, 2019, using a modified retrospective approach. We are currently assessing the financial impact of this guidance on our consolidated financial statements.